UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05454

BNY Mellon New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon New Jersey Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon New Jersey Municipal Bond Fund, Inc. (formerly, Dreyfus New Jersey Municipal Bond Fund, Inc.), covering the six-month period from January 1, 2019 through June 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a rally during the first several months of 2019, which was a welcome reprieve after the volatility observed in the fourth quarter of 2018. The recovery was stoked by comments made by the U.S. Federal Reserve (the “Fed”), indicating its willingness to slow the pace of interest-rate increases. Supportive central bank policy, a robust labor market, strong corporate fundamentals, and optimism regarding a possible resolution of the U.S.-China trade dispute buoyed the markets for much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back. The dip was short-lived, as markets rose once again in June. To end the period, the S&P 500 Index posted its best return for the first half of the year since 1997.

Fixed-income markets also benefited during the six months. Supportive policies from the Fed, as well as other global central banks, coupled with falling rates throughout the first half of the year, led to strong bond market returns. During its May meeting, the Fed reiterated its patient stance regarding future rate hikes and its willingness to take action to support economic growth rates.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
July 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2019 through June 30, 2019, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2019, BNY Mellon New Jersey Municipal Bond Fund, Inc.’s (formerly, Dreyfus New Jersey Municipal Bond Fund, Inc.) Class A shares produced a total return of 4.77%, Class C shares returned 4.47%, Class I shares returned 4.90%, Class Y shares returned 4.88%, and Class Z shares returned 4.89%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, produced a total return of 5.09% for the same period.2

Municipal bonds experienced healthy demand, limited supply, declining interest rates, and improving fundamentals during the reporting period, resulting in strong performance. The fund underperformed the Index, in part due to the fund’s shorter duration positioning.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes. The fund invests at least 80% of its net assets in investment-grade municipal bonds or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Supply-and-Demand Factors Drove Market

The municipal bond market performed strongly during the reporting period, driven by a number of factors. In addition to declining interest rates, which helped drive performance across the board, returns were driven by record demand. Demand came in part due to the $10,000 cap on the federal deductibility of state and local taxes, which has generated strong fund inflows, especially in high-tax states, including New Jersey, Connecticut, New York, and California. Supply during the reporting period was contained, which also contributed to the market’s strong performance.

Credit fundamentals generally remained sound. Municipal issuers experienced robust tax receipts, which has enabled them to boost their rainy-day reserves, leaving them well prepared for an economic downturn when it arrives. Though New Jersey’s fundamentals are less healthy than those of many other states, strong tax revenues enabled the state to budget a $400 million deposit

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

to its rainy-day reserve fund in the current fiscal year. New Jersey’s pension system remains among the worst funded in the nation, yet the state is continuing to make progress in ramping up its contribution levels. With one party now in control of both the governorship and the state legislature, needed fiscal reforms should be easier to negotiate.

Shorter Duration Hurt Performance Amid Declining Interest Rates

The fund’s relative performance was hindered somewhat by its short duration positioning earlier in the reporting period. As rates declined, longer-duration bonds outperformed shorter-duration bonds. In terms of curve positioning, the fund had an underweighted position in 30-year maturities, which detracted from performance, though this was offset somewhat by an overweight position in 10-year maturities. On a sector basis, the fund’s results were hampered most by bonds backed by student loans and by bonds in high-quality, essential service sectors, including electric utility and water/sewer services.

On a more positive note, the fund’s best-performing sectors were hospitals, education, and tobacco-backed bonds. In addition, the fund’s overweight to revenue bonds contributed positively to performance, and its exposure to New Jersey credit was also additive to the fund’s results.

Strong Demand Expected to Continue

We expect that demand for New Jersey municipal bonds will remain strong, driven in part by the state’s improving fundamentals. In addition, the state’s relatively high tax rates will continue to make the tax-exempt income from municipal bonds attractive to investors affected by the cap on the federal deductibility of state and local taxes. We also believe that the market will be supported by relatively limited supply. The possibility of a reduction in interest rates later in the year by the Federal Reserve would also support the market. We are maintaining a cautious approach to credit due to current levels that are historically tight. That being said, we will look to take advantage of any widening of spreads, with a particular focus on A and BBB rated revenue bonds.

July 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. which may be terminated after May 1, 2020. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New Jersey Municipal Bond Fund, Inc. from January 1, 2019 to June 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2019
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.32	$8.11	$3.05	$3.05	$3.35
Ending value (after expenses)	$1,047.70	$1,044.70	$1,049.00	$1,048.80	$1,048.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2019
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01	$3.31
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82	$1,021.52

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I, .60% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
New Jersey - 84.1%
Atlantic County Improvement Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	7/1/2048	3,000,000		3,433,080
Bayonne, GO, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/2039	1,000,000		1,157,040
Camden County Improvement Authority, Revenue Bonds	5.75	2/15/2042	5,000,000		5,571,150
Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2031	3,000,000		3,577,530
Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2032	2,695,000		3,198,534
Camden County Improvement Authority, Revenue Bonds, Refunding (The Cooper Health System Project)	5.00	2/15/2034	1,000,000		1,101,590
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corporation)	0.00	2/1/2028	2,345,000	[a]	1,908,877
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corporation)	0.00	2/1/2026	745,000	[a]	643,099
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corporation)	0.00	2/1/2021	685,000	[a]	664,792
Essex County Improvement Authority, Revenue Bonds (Covanta Project)	5.25	7/1/2045	2,500,000	[b]	2,521,475
Garden State Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.75	11/1/2028	10,000,000		12,582,500
Gloucester County Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	1,000,000		1,083,110
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,892,925
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corporation) Ser. A1	0.00	12/15/2034	3,000,000	[a]	1,949,280

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
Irvington Township, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	7/15/2032	2,000,000		2,279,300
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		482,024
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2025	1,000,000		1,037,800
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2026	2,935,000		3,045,943
Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	5.00	2/15/2031	625,000		765,019
Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	5.00	2/15/2032	500,000		609,205
Monroe Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	3/1/2034	1,250,000		1,444,012
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company) Ser. A	5.00	9/1/2035	2,000,000		2,361,620
New Jersey Economic Development Authority, Revenue Bonds	5.38	1/1/2043	3,500,000		3,916,010
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Inc. Project) Ser. A	5.00	6/15/2049	1,105,000	[b]	1,176,096
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Inc. Project) Ser. A	5.00	6/15/2054	725,000	[b]	765,788
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		1,105,560
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines, Inc. Project)	5.25	9/15/2029	8,050,000		8,825,215
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corporation)	0.00	7/1/2021	2,620,000	[a]	2,509,174

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corporation)	0.00	7/1/2020	3,350,000	[a]	3,280,923
New Jersey Economic Development Authority, Revenue Bonds, Refunding	2.45	4/1/2026	2,250,000		2,295,810
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	3,000,000		3,250,230
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	10/1/2047	7,500,000		8,296,200
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2028	3,625,000		3,891,945
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Company, Inc. Project) Ser. A	5.70	10/1/2039	5,000,000		5,048,650
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000		2,224,660
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corporation)	0.00	1/1/2020	6,500,000	[a]	6,440,785
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corporation)	0.00	1/1/2022	6,000,000	[a]	5,700,480
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	6/1/2042	1,000,000		1,153,730
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corporation) Ser. N-1	5.50	9/1/2027	10,000,000		12,367,600
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey - American Water Company, Inc. Project) Ser. C	5.10	6/1/2023	3,000,000		3,082,230

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	2,046,960
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000	1,146,250
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. B	5.60	11/1/2034	6,600,000	6,792,126
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GG	5.75	9/1/2023	385,000	410,857
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,000,000	1,088,500
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	5.00	7/1/2047	1,000,000	1,095,400
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	5.00	7/1/2037	650,000	723,320
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	490,000	491,441
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	7/1/2035	1,600,000	1,870,384
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	7/1/2034	2,000,000	2,389,500
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company) Ser. E	5.00	7/1/2030	2,025,000	2,406,247
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2042	3,000,000	3,249,870
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2034	1,000,000	1,240,040
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2034	2,000,000	2,480,080
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2029	2,130,000	2,487,691

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	2,255,000		2,621,212
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2022	2,165,000		2,375,763
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2035	1,750,000		1,905,207
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. H	5.00	7/1/2031	2,000,000		2,062,360
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	7/1/2020	1,800,000	[c]	1,866,870
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	7/1/2042	3,500,000		4,083,625
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	4.00	7/1/2041	7,500,000		8,047,125
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2041	1,000,000		1,124,720
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2039	2,000,000		2,366,120
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,500,000		2,763,475
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2036	2,790,000		3,164,725
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2026	1,000,000		1,101,360
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,525,000	[c]	1,687,489
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	7/1/2046	2,000,000		2,239,460
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corporation) (Escrowed to Maturity) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,140,988

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2041	3,250,000		3,485,592
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	350,000		351,043
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	3,500,000		4,070,570
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2046	3,000,000		3,435,990
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2039	1,500,000		1,773,105
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.63	7/1/2021	3,000,000	[c]	3,251,880
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2020	1,060,000	[c]	1,079,430
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2020	1,720,000	[c]	1,751,098
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. 1-A	5.00	12/1/2025	390,000		395,554
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. 1-A	5.00	12/1/2026	985,000		998,869
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,750,330
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1-A	5.00	12/1/2027	1,000,000		1,189,490
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A-1	5.00	12/1/2021	1,800,000		1,938,078
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. A	3.35	12/1/2029	7,000,000		7,281,260
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,580,000		1,677,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
New Jersey Housing and Mortgage Finance Agency, Revenue Bonds, Ser. A	4.95	5/1/2041	7,000,000		7,051,380
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2032	695,000		756,688
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000		3,936,213
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2022	305,000	[c]	338,449
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	5,000,000		5,586,150
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	8,480,000		9,006,354
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corporation) Ser. A	5.25	12/15/2022	5,000,000		5,569,400
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corporation) Ser. C	0.00	12/15/2024	1,000,000	[a]	871,550
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual Assurance Company) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,318,123
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual Assurance Company) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,295,440
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.50	12/15/2023	7,000,000		8,077,580
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	2,500,000		2,660,125
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.00	6/15/2046	2,800,000		3,160,612
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.25	6/15/2043	3,500,000		4,034,870
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.25	1/1/2027	3,000,000		3,774,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	3,000,000	[c]	3,274,980
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,196,860
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	1,000,000		1,123,090
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,369,260
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		3,093,325
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. F	5.00	1/1/2026	2,000,000		2,241,080
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,217,510
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000		2,296,140
New Jersey Turnpike Authority, Revenue Bonds, Ser. A-1	5.00	1/1/2031	2,500,000		3,028,475
New Jersey Turnpike Authority, Revenue Bonds, Ser. A-1	5.00	1/1/2035	1,500,000		1,793,220
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000		4,533,560
North Hudson Sewerage Authority, COP, Refunding, Ser. A	5.00	6/1/2042	9,735,000		10,517,597
North Hudson Sewerage Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	520,000		567,549
Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corporation) Ser. A	0.00	9/1/2030	7,550,000	[a]	5,754,534
Rutgers University, Revenue Bonds, Refunding, Ser. J	5.00	5/1/2026	5,000,000		5,650,500
Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,893,856
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	1,000,000		1,077,360
South Jersey Port Corporation, Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,676,970
South Jersey Port Corporation, Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000		3,141,753
South Jersey Port Corporation, Revenue Bonds, Ser. P-2	5.75	1/1/2023	4,000,000		4,075,000
South Jersey Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	4,250,000		4,689,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 84.1% (continued)
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	11/1/2030	1,000,000	1,201,990
				368,391,331
New York - 12.7%
Port Authority of New York & New Jersey, Revenue Bonds	6.13	6/1/2094	3,000,000	3,601,560
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	5.00	12/1/2020	1,370,000	1,414,867
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.00	9/15/2024	2,400,000	2,542,128
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.50	9/15/2026	7,600,000	8,093,544
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2021	1,555,000	1,679,058
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2044	9,730,000	10,987,019
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	4,295,000	5,066,210
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	7,000,000	8,323,980
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 172nd	5.00	10/1/2033	5,000,000	5,417,300
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	2,000,000	2,298,300
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000	3,496,920
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2031	2,270,000	2,610,386
				55,531,272
Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,985,150
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,471,044

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 1.7% (continued)
Delaware River Port Authority, Revenue Bonds, Ser. D	5.00	1/1/2020	3,000,000	[c] 3,055,740
				7,511,934
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2034	3,000,000	3,401,700
Total Investments (cost $408,698,651)			99.3%	434,836,237
Cash and Receivables (Net)			0.7%	3,181,840
Net Assets			100.0%	438,018,077

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $4,463,359 or 1.02% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	26.0
General	21.6
Medical	13.6
Education	9.9
Development	4.9
Water	4.9
Prerefunded	3.7
Tobacco Settlement	3.3
Student Loan	3.0
Housing	1.7
Multifamily Housing	1.6
General Obligation	1.6
School District	1.3
Pollution	.8
Facilities	.5
Nursing Homes	.5
Single Family Housing	.4
99.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	408,698,651	434,836,237
Cash		237,569
Interest receivable		5,291,971
Receivable for shares of Common Stock subscribed		110,237
Prepaid expenses		37,843
		440,513,857
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		293,302
Payable for investment securities purchased		1,926,021
Payable for shares of Common Stock redeemed		218,092
Directors fees and expenses payable		9,560
Accrued expenses		48,805
		2,495,780
Net Assets ($)		438,018,077
Composition of Net Assets ($):
Paid-in capital		411,225,283
Total distributable earnings (loss)		26,792,794
Net Assets ($)		438,018,077

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	327,688,519	4,127,882	13,624,125	110,266	92,467,285
Shares Outstanding	25,360,856	319,831	1,054,347	8,499	7,156,189
Net Asset Value Per Share ($)	12.92	12.91	12.92	12.97	12.92

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	8,039,156
Expenses:
Management fee—Note 3(a)	1,283,033
Shareholder servicing costs—Note 3(c)	518,219
Professional fees	43,818
Registration fees	35,788
Directors’ fees and expenses—Note 3(d)	27,365
Distribution fees—Note 3(b)	16,246
Prospectus and shareholders’ reports	5,579
Loan commitment fees—Note 2	5,455
Custodian fees—Note 3(c)	1,680
Miscellaneous	21,454
Total Expenses	1,958,637
Less—reduction in expenses due to undertaking—Note 3(a)	(218,444)
Less—reduction in fees due to earnings credits—Note 3(c)	(6)
Net Expenses	1,740,187
Investment Income—Net	6,298,969
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	324,769
Net unrealized appreciation (depreciation) on investments	13,770,438
Net Realized and Unrealized Gain (Loss) on Investments	14,095,207
Net Increase in Net Assets Resulting from Operations	20,394,176

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations ($):
Investment income—net	6,298,969	13,950,570
Net realized gain (loss) on investments	324,769	5,214,164
Net unrealized appreciation (depreciation) on investments	13,770,438	(14,453,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,394,176	4,711,168
Distributions ($):
Distributions to shareholders:
Class A	(5,138,534)	(14,169,822)
Class C	(53,985)	(186,553)
Class I	(224,869)	(649,692)
Class Y	(1,842)	(3,739)
Class Z	(1,572,383)	(4,441,097)
Total Distributions	(6,991,613)	(19,450,903)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,978,697	14,990,091
Class C	390,460	396,876
Class I	1,986,390	4,612,938
Class Y	-	90,000
Class Z	920,626	2,326,001
Distributions reinvested:
Class A	3,989,146	11,097,145
Class C	41,853	138,929
Class I	223,472	627,353
Class Y	1,825	3,693
Class Z	1,294,382	3,730,509
Cost of shares redeemed:
Class A	(14,179,751)	(35,786,651)
Class C	(934,385)	(2,153,896)
Class I	(1,569,218)	(9,431,576)
Class Z	(4,238,070)	(13,959,078)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(2,094,573)	(23,317,666)
Total Increase (Decrease) in Net Assets	11,307,990	(38,057,401)
Net Assets ($):
Beginning of Period	426,710,087	464,767,488
End of Period	438,018,077	426,710,087

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Capital Share Transactions (Shares):
Class A
Shares sold	784,968	1,182,371
Shares issued for distributions reinvested	313,177	878,494
Shares redeemed	(1,116,388)	(2,823,067)
Net Increase (Decrease) in Shares Outstanding	(18,243)	(762,202)
Class C
Shares sold	30,867	31,287
Shares issued for distributions reinvested	3,291	11,009
Shares redeemed	(73,436)	(170,393)
Net Increase (Decrease) in Shares Outstanding	(39,278)	(128,097)
Class I
Shares sold	156,259	363,523
Shares issued for distributions reinvested	17,538	49,627
Shares redeemed	(123,434)	(742,893)
Net Increase (Decrease) in Shares Outstanding	50,363	(329,743)
Class Y
Shares sold	-	7,058
Shares issued for distributions reinvested	143	292
Net Increase (Decrease) in Shares Outstanding	143	7,350
Class Z
Shares sold	72,589	183,321
Shares issued for distributions reinvested	101,616	295,168
Shares redeemed	(333,727)	(1,099,971)
Net Increase (Decrease) in Shares Outstanding	(159,522)	(621,482)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2019	Year Ended December 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.53	12.95	12.64	13.03	13.04	12.27
Investment Operations:
Investment income—net[a]	.18	.39	.41	.43	.45	.46
Net realized and unrealized gain (loss) on investments	.41	(.25)	.31	(.40)	(.02)	.76
Total from Investment Operations	.59	.14	.72	.03	.43	1.22
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.40)	(.42)	(.44)	(.45)
Dividends from net realized gain on investments	(.02)	(.17)	(.01)	-	-	(.00)[b]
Total Distributions	(.20)	(.56)	(.41)	(.42)	(.44)	(.45)
Net asset value, end of period	12.92	12.53	12.95	12.64	13.03	13.04
Total Return (%)[c]	4.77[d]	1.17	5.64	.17	3.38	10.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[e]	.95	.95	.95	.95	.95
Ratio of net expenses to average net assets	.85[e]	.85	.85	.85	.85	.85
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[f]
Ratio of net investment income to average net assets	2.90[e]	3.09	3.20	3.27	3.45	3.59
Portfolio Turnover Rate	7.18[d]	13.71	11.13	13.81	8.41	10.18
Net Assets, end of period ($ x 1,000)	327,689	317,888	338,412	346,829	364,755	383,670

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2019	Year Ended December 31,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.51	12.93	12.62	13.02	13.03	12.26
Investment Operations:
Investment income—net[a]	.14	.30	.32	.33	.35	.36
Net realized and unrealized gain (loss) on investments	.41	(.26)	.30	(.41)	(.02)	.77
Total from Investment Operations	.55	.04	.62	(.08)	.33	1.13
Distributions:
Dividends from investment income—net	(.13)	(.29)	(.30)	(.32)	(.34)	(.36)
Dividends from net realized gain on investments	(.02)	(.17)	(.01)	-	-	(.00)[b]
Total Distributions	(.15)	(.46)	(.31)	(.32)	(.34)	(.36)
Net asset value, end of period	12.91	12.51	12.93	12.62	13.02	13.03
Total Return (%)[c]	4.47[d]	.34	4.94	(.66)	2.61	9.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.75[e]	1.75	1.73	1.72	1.71	1.72
Ratio of net expenses to average net assets	1.60[e]	1.60	1.60	1.60	1.60	1.60
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[f]
Ratio of net investment income to average net assets	2.15[e]	2.35	2.46	2.51	2.71	2.82
Portfolio Turnover Rate	7.18[d]	13.71	11.13	13.81	8.41	10.18
Net Assets, end of period ($ x 1,000)	4,128	4,493	6,301	10,488	9,690	10,808

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.53	12.95	12.64	13.04	13.05	12.28
Investment Operations:
Investment income—net[a]	.20	.42	.45	.47	.48	.49
Net realized and unrealized gain (loss) on investments	.41	(.25)	.30	(.42)	(.02)	.77
Total from Investment Operations	.61	.17	.75	.05	.46	1.26
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.43)	(.45)	(.47)	(.49)
Dividends from net realized gain on investments	(.02)	(.17)	(.01)	-	-	(.00)[b]
Total Distributions	(.22)	(.59)	(.44)	(.45)	(.47)	(.49)
Net asset value, end of period	12.92	12.53	12.95	12.64	13.04	13.05
Total Return (%)	4.90[c]	1.36	5.99	.34	3.63	10.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.72	.71	.71	.71	.72
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.60
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[e]
Ratio of net investment income to average net assets	3.15[d]	3.35	3.44	3.51	3.70	3.82
Portfolio Turnover Rate	7.18[c]	13.71	11.13	13.81	8.41	10.18
Net Assets, end of period ($ x 1,000)	13,624	12,576	17,269	8,172	8,080	4,837

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Class Y Share	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.58	12.99	12.64	13.03	13.05	12.27
Investment Operations:
Investment income—net[a]	.20	.43	.44	.46	.48	.38
Net realized and unrealized gain (loss) on investments	.41	(.25)	.35	(.40)	(.03)	.87
Total from Investment Operations	.61	.18	.79	.06	.45	1.25
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.43)	(.45)	(.47)	(.47)
Dividends from net realized gain on investments	(.02)	(.17)	(.01)	-	-	(.00)[b]
Total Distributions	(.22)	(.59)	(.44)	(.45)	(.47)	(.47)
Net asset value, end of period	12.97	12.58	12.99	12.64	13.03	13.05
Total Return (%)	4.88[c]	1.50	6.32	.34	3.56	10.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.75	.67	.72	.71	.76
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.63
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[e]
Ratio of net investment income to average net assets	3.15[d]	3.30	3.52	3.53	3.71	3.59
Portfolio Turnover Rate	7.18[c]	13.71	11.13	13.81	8.41	10.18
Net Assets, end of period ($ x 1,000)	110	105	13	236	306	614

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
	June 30, 2019	Year Ended December 31,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.53	12.95	12.64	13.03	13.05	12.28
Investment Operations:
Investment income—net[a]	.20	.42	.44	.46	.47	.48
Net realized and unrealized gain (loss) on investments	.41	(.25)	.31	(.40)	(.03)	.77
Total from Investment Operations	.61	.17	.75	.06	.44	1.25
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.43)	(.45)	(.46)	(.48)
Dividends from net realized gain on investments	(.02)	(.17)	(.01)	-	-	(.00)[b]
Total Distributions	(.22)	(.59)	(.44)	(.45)	(.46)	(.48)
Net asset value, end of period	12.92	12.53	12.95	12.64	13.03	13.05
Total Return (%)	4.89[c]	1.31	5.94	.36	3.49	10.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[d]	.76	.76	.76	.77	.77
Ratio of net expenses to average net assets	.66[d]	.65	.65	.65	.66	.66
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	-	-	.00[e]
Ratio of net investment income to average net assets	3.11[d]	3.31	3.40	3.47	3.64	3.78
Portfolio Turnover Rate	7.18[c]	13.71	11.13	13.81	8.41	10.18
Net Assets, end of period ($ x 1,000)	92,467	91,648	102,772	105,396	113,663	120,340

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus New Jersey Municipal Bond Fund, Inc. to BNY Mellon New Jersey Municipal Bond Fund, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class T (100 million shares authorized), Class Y (150 million shares authorized) and Class Z (25 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	−	434,836,237	−	434,836,237

† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended December 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2018 was as follows: tax-exempt income $13,827,322, ordinary income $250,600 and long-term capital gains $5,372,981. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2019 the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2019 through May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. On or after May 1, 2020, Dreyfus may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $218,444 during the period ended June 30, 2019.

During the period ended June 30, 2019, the Distributor retained $10 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2019, Class C shares were charged $16,246 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2019, Class A and Class C shares were charged $399,048 and $5,415, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2019, Class Z shares were charged $28,423 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2019, the fund was

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged $52,392 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2019, the fund was charged $1,680 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2019, the fund was charged $2,453 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6.

During the period ended June 30, 2019, the fund was charged $4,090 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $215,763, Distribution Plan fees $2,547, Shareholder Services Plan fees $72,038, custodian fees $2,598, Chief Compliance Officer fees $2,347 and transfer agency fees $25,217, which are offset against an expense reimbursement currently in effect in the amount of $27,208.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2019, amounted to $30,635,813 and $30,756,659, respectively.

At June 30, 2019, accumulated net unrealized appreciation on investments was $26,137,586, consisting of $26,475,858 gross unrealized appreciation and $338,272 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 12-13, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods, except for the three-year period when it was below the Performance Group median and the ten-year period when it was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance was below the Performance Group for all ten one-year periods ended January 31st and below the Performance Universe medians for seven of the one-year periods. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe median in certain periods when the yield performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were slightly above the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

BNY Mellon New Jersey Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DRNJX Class C: DCNJX Class I: DNMIX Class Y: DNJYX Class Z: DZNJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0750SA0619

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      August 26, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      August 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)